Putnam Sustainable Retirement 2035 Fund†
	†Prior to February 10, 2023 the fund was named Putnam RetirementReady 2035 Fund.
	The fund's portfolio
	04/30/23 (Unaudited)
		Shares	Value
	Equity Investment Companies (54.3%)*
	Putnam Sustainable Leaders ETF(AFF)	2,516,690	$58,078,912
	Putnam Sustainable Future ETF(AFF)	1,394,323	24,772,937
	Putnam PanAgora ESG International Equity ETF(AFF)	973,514	20,353,452
	Putnam PanAgora ESG Emerging Markets Equity ETF(AFF)	57,834	1,125,213

	Total Equity Investment Companies (cost $103,131,871)		$104,330,514
	Fixed Income Investment Companies (45.3%)*
	Putnam ESG Core Bond ETF(AFF)	1,160,647	$57,701,566
	Putnam ESG High Yield ETF(AFF)	183,673	9,199,263
	Putnam ESG Ultra Short ETF(AFF)	400,826	20,121,465

	Total Fixed Income Investment Companies (cost $86,381,014)		$87,022,294
	Short-Term Investments (0.4%)*
	Putnam Government Money Market Fund Class P 4.40%(AFF)	749,482	$749,482

	Total Short-term Investments (cost $749,482)		$749,482

	Total Investments (cost $190,262,367)		$192,102,290
*	Percentages indicated are based on net assets of $192,023,510.

Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated company.
	Security valuation: Effective February 10, 2023, the price of the fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Prior to February 10, 2023, the price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
			Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Equity Investment Companies	$104,330,514	$—	$—
	Fixed Income Investment Companies	87,022,294	—	—
	Short-Term Investments	749,482	—	—

	Totals by level	$192,102,290	$—	$—

Affiliated transactions
For investments in Putnam Government Money Market Fund Class P, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Affiliates	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/23	Fair value as of 4/30/23
Putnam Sustainable Leaders ETF	$—	$58,936,909	$1,697,542	$—	$—	$(34,458)	$874,003	2,516,690	$58,078,912
Putnam Sustainable Future ETF	—	26,143,733	925,176	—	—	(10,824)	(434,796)	1,394,323	24,772,937
Putnam PanAgora ESG International Equity ETF	—	20,763,062	1,187,313	—	—	3,529	774,174	973,514	20,353,452
Putnam PanAgora ESG Emerging Markets Equity ETF	—	1,544,770	400,380	—	—	(4,439)	(14,738)	57,834	1,125,213
Putnam ESG Core Bond ETF	—	58,476,272	1,325,993	346,077	—	(3,716)	555,003	1,160,647	57,701,566
Putnam ESG High Yield ETF	—	9,355,473	217,299	98,160	—	(1,159)	62,248	183,673	9,199,263
Putnam ESG Ultra Short ETF	—	23,939,267	3,842,531	131,219	—	700	24,029	400,826	20,121,465
Putnam Government Money Market Fund Class P*	—	6,257,063	5,507,581	3,594	—	—	—	749,482	749,482
Putnam Fixed Income Absolute Return Fund Class P§	17,222,617	5,009,534	21,568,200	750,775	—	(1,812,819)	1,148,868	—	—
Putnam Multi-Asset Absolute Return Fund Class P∆	37,367,432	14,187,226	46,550,699	5,861,989	—	(4,882,431)	(121,528)	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class P	87,097,187	23,917,531	107,013,225	783,783	3,949,706	(10,729,415)	6,727,922	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class P	1,864,102	875,527	2,627,236	19,543	79,308	(323,463)	211,070	—	—
Putnam Dynamic Asset Allocation Growth Fund Class P	36,269,780	6,627,866	42,434,399	364,331	337,266	(4,907,727)	4,444,480	—	—
Putnam Government Money Market Fund Class G	6,983,118	8,987,327	15,970,445	130,564	—	—	—	—	—
Totals	$186,804,236	$265,021,560	$251,268,019	$8,490,035	$4,366,280	$(22,706,222)	$14,250,735		$192,102,290
* Management fees incurred through investment in Putnam Government Money Market Fund Class P have been waived by the fund.
§Effective 2/28/23, the fund was renamed Putnam Core Bond Fund.
∆Effective 2/17/23, the fund merged into Putnam Multi-Asset Income Fund.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com